COMMITMENTS AND CONTINGENCIES (Details)							9 Months Ended	12 Months Ended
	Jul. 18, 2022 shares	Feb. 01, 2022 USD ($)	Jan. 24, 2022 USD ($)	Dec. 20, 2021 USD ($) $ / shares shares	Dec. 15, 2021 USD ($)	Oct. 04, 2021 USD ($)	Sep. 30, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Feb. 01, 2021 USD ($) $ / shares	Jan. 27, 2021 item	Dec. 31, 2020 $ / shares
Other Commitments [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares							$ 0.0001	$ 0.0001
Stock Issued During Period, Shares, New Issues | shares	7,000,000
Proceeds from Issuance of Private Placement							$ 70,000,000
Common Class A [Member]
Other Commitments [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares								$ 0.01
ITHAX ACQUISITION CORP.
Other Commitments [Line Items]
Maximum number of demands for registration of securities | item										3
Deferred underwriting fees payable								$ 9,082,500	$ 9,082,500
Condition for future business combination threshold Percentage Ownership								50
Legal fees								$ 1,100,000
ITHAX ACQUISITION CORP. | Capital market advisement services and investment banking services
Other Commitments [Line Items]
Percentage of contingent fee on gross proceeds						7.00%
Contingent fee cap value						$ 3,500,000
ITHAX ACQUISITION CORP. | Capital market advisement services
Other Commitments [Line Items]
Contingent fee					$ 1,000,000
ITHAX ACQUISITION CORP. | Investment banking services
Other Commitments [Line Items]
Percentage of contingent fee on gross proceeds						3.50%
Contingent fee cap value						$ 1,500,000
Contingent fee						$ 500,000
ITHAX ACQUISITION CORP. | Insurance services
Other Commitments [Line Items]
Insurance run off premium								$ 1,100,000
ITHAX ACQUISITION CORP. | Subsequent Event [Member]
Other Commitments [Line Items]
Contingent fee		$ 625,000	$ 500,000
ITHAX ACQUISITION CORP. | Subsequent Event [Member] | Advisory services
Other Commitments [Line Items]
Contingent fee		$ 625,000	$ 500,000
ITHAX ACQUISITION CORP. | Sponsor [Member]
Other Commitments [Line Items]
Cash Held By The Company				$ 150,000,000
ITHAX ACQUISITION CORP. | Common Class A [Member]
Other Commitments [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares				$ 0.001
Earn out issue | shares				9,000,000
Earn out vesting period				4 years
ITHAX ACQUISITION CORP. | Common Class A [Member] | Sponsor [Member]
Other Commitments [Line Items]
Restrictions On Transfer Period Of Time After Business Combination Completion				6 months
Transfer, Assign Or Sell Any Shares Or Warrants After Completion Of Initial Business Combination, Stock Price Trigger | $ / shares				$ 12.00
Transfer, Assign Or Sell Any Shares Or Warrants After Completion Of Initial Business Combination, Threshold Trading Days				20
Transfer, Assign Or Sell Any Shares Or Warrants After Completion Of Initial Business Combination, Threshold Consecutive Trading Days				30
Threshold Period After Business Combination In Which Specified Trading Days Within Any Specified Trading Day Period Commences				90 days
Condition for future business combination threshold Percentage Ownership				50
ITHAX ACQUISITION CORP. | Common Class B [Member]
Other Commitments [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares				$ 0.001				$ 0.001			$ 0.001
ITHAX ACQUISITION CORP. | Common Class B [Member] | Sponsor [Member]
Other Commitments [Line Items]
Number of shares forfeiture and surrender | shares				603,750
Over-allotment option | ITHAX ACQUISITION CORP.
Other Commitments [Line Items]
Deferred fee								6.00%
Deferred underwriting fees payable								$ 1,732,500
Shares Issued, Price Per Share | $ / shares									$ 10.00
IPO [Member] | ITHAX ACQUISITION CORP.
Other Commitments [Line Items]
Deferred fee								3.50%
Initial units sold in the IPO | shares								21,000,000
Deferred underwriting fees payable								$ 7,350,000
Shares Issued, Price Per Share | $ / shares									$ 10.00
Private Placement [Member] | ITHAX ACQUISITION CORP. | Common Class A [Member]
Other Commitments [Line Items]
Stock Issued During Period, Shares, New Issues | shares				5,000,000
Shares Issued, Price Per Share | $ / shares				$ 10.00
Proceeds from Issuance of Private Placement				$ 50,000,000,000,000